INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) - USD ($)	Jun. 30, 2016	Jun. 30, 2015
Deferred income tax assets
Provision for direct financing lease	$ 208,215	$ 75,600
Direct financing lease incomes	220,309	338,879
Total deferred income tax assets	428,524	414,479
Less: Valuation allowance
Net total deferred income tax assets	428,524	414,479
Deferred income tax liabilities
Direct financing lease losses
Allowance for guarantee	477,398	969,094
Other difference		154,648
Total Deferred income tax liabilities	$ 477,398	$ 1,123,742